Risks and Financial Instruments - Summary the position of hedging instruments (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 90,000		$ 90,000
Designated as hedge accounting [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ 486,270		R$ 599,710
Designated as hedge accounting [member] | Foreign exchange swap [member]
Disclosure of detailed information about financial instruments [line items]
Rates agreement-assets	USD + 4.65%
Rates agreement-liabilities	104.87% DI
Final maturity	sep-23
Notional amount | $		125,000		185,000
Fair value	R$ 212,510		298,889
Designated as hedge accounting [member] | Foreign exchange swap one [member]
Disclosure of detailed information about financial instruments [line items]
Rates agreement-assets	USD + LIBOR-3M + 1.14%
Rates agreement-liabilities	105.00% DI
Final maturity	jun-22
Notional amount | $		50,000		50,000
Fair value	R$ 109,332		94,782
Designated as hedge accounting [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Rates agreement-assets	4.59% + IPCA
Rates agreement-liabilities	102.00% DI
Final maturity	sep-28
Notional amount	R$ 2,266,054		806,054
Fair value	R$ 166,468		203,837
Designated as hedge accounting [member] | Interest rate swap contract one [member]
Disclosure of detailed information about financial instruments [line items]
Rates agreement-assets	6.47%
Rates agreement-liabilities	99.94% DI
Final maturity	nov-24
Notional amount	R$ 90,000		90,000
Fair value	R$ (9,044)		3,498
Designated as hedge accounting [member] | Term [member]
Disclosure of detailed information about financial instruments [line items]
Rates agreement-assets	BRL
Rates agreement-liabilities	Heating Oil
Final maturity	jan-22
Notional amount | $		120,260		42,399
Fair value	R$ 1,302		(563)
Designated as hedge accounting [member] | NDF [member]
Disclosure of detailed information about financial instruments [line items]
Rates agreement-assets	BRL
Rates agreement-liabilities	USD
Final maturity	jan-22
Notional amount | $		68,361		23,124
Fair value	R$ 5,702		(733)
Not designated as hedge accounting [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ (123,289)		407,103
Not designated as hedge accounting [member] | Foreign exchange swap [member]
Disclosure of detailed information about financial instruments [line items]
Rates agreement-assets	USD + 0.18%
Rates agreement-liabilities	55.5% DI
Final maturity
Notional amount | $				320,000
Fair value			519,260
Not designated as hedge accounting [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Rates agreement-assets	2.67%
Rates agreement-liabilities	100% DI
Final maturity
Notional amount			1,300,000
Fair value			(5)
Not designated as hedge accounting [member] | Interest rate swap contract one [member]
Disclosure of detailed information about financial instruments [line items]
Rates agreement-assets	5.25%
Rates agreement-liabilities	DI - 1.36%
Final maturity	jun-29
Notional amount	R$ 300,000 [1]	300,000
Fair value	R$ (126,752)
Not designated as hedge accounting [member] | NDF [member]
Disclosure of detailed information about financial instruments [line items]
Rates agreement-assets	USD
Rates agreement-liabilities	BRL
Final maturity	jun-22
Notional amount | $		$ 625,762		$ 378,550
Fair value	R$ 3,463		R$ (112,152)

[1]	Currency as indicated.